CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Share Capital [Member]	Contributed Surplus [Member]	Accumulated Comprehensive Income (Loss) [Member]	Retained Earnings (Deficit) [Member]	Total
Beginning Balance at Dec. 31, 2017	$ 450,740	$ 8,747	$ 127	$ (313,097)	$ 146,517
Beginning Balance (shares) at Dec. 31, 2017	127,488,410
Public equity offerings, net of issuance costs	$ 7,982				7,982
Public equity offerings, net of issuance costs (shares)	3,165,642
Exercise of options	$ 387	(131)			256
Exercise of options (shares)	127,000
Share based compensation		2,426			2,426
Unrealized gain (loss) on other investments tranferred to retained earnings			$ (127)	127
Expiry and forfeiture of options		(1,404)		1,404
Realloction of performance share unit liability		38			38
Earnings (loss) for the year				(12,439)	(12,439)
Ending Balance at Dec. 31, 2018	$ 459,109	9,676		(324,005)	144,780
Ending Balance (shares) at Dec. 31, 2018	130,781,052
Public equity offerings, net of issuance costs	$ 22,541				22,541
Public equity offerings, net of issuance costs (shares)	10,717,126
Exercise of options	$ 520	(177)			343
Exercise of options (shares)	170,000
Share based compensation		3,195			3,195
Expiry and forfeiture of options		(1,212)		1,212
Earnings (loss) for the year				(48,066)	(48,066)
Ending Balance at Dec. 31, 2019	$ 482,170	$ 11,482		$ (370,859)	$ 122,793
Ending Balance (shares) at Dec. 31, 2019	141,668,178